Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Sep. 30, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Outstanding Commodity Hedge Contracts
The Company had the following outstanding contracts to hedge forecasted commodity purchases:

		Volume Outstanding as of
Commodity	Units	September 30, 2015	September 30, 2014
Copper	Pounds	14,648,000	9,536,000
Lead	Metric Tons	6,785	5,200
Aluminum	Metric Tons	5,700	—
Tin	Metric Tons	2,080	2,070

Location and Fair Values of Derivative Instruments and Hedging Activities
The following table presents the location and fair values of derivative instruments and hedging activities included in the Company’s consolidated statements of financial position (in millions):

	Derivatives and Hedging Activities Designated as Hedging Instruments under ASC 815		Derivatives and Hedging Activities Not Designated as Hedging Instruments under ASC 815
	September 30, 2015	September 30, 2014	September 30, 2015	September 30, 2014
Other current assets
Foreign currency exchange derivatives	$31	$21	$27	$13
Interest rate swaps	1	—	—	—
Cross-currency interest rate swaps	5	15	—	—
Other noncurrent assets
Interest rate swaps	5	2	—	—
Equity swap	—	—	164	192
Total assets	$42	$38	$191	$205

Other current liabilities
Foreign currency exchange derivatives	$37	$22	$26	$11
Commodity derivatives	7	3	—	—
Cross-currency interest rate swaps	1	—	—	—
Current portion of long-term debt
Fixed rate debt swapped to floating	801	125	—	—
Long-term debt
Fixed rate debt swapped to floating	855	1,649	—	—
Other noncurrent liabilities
Interest rate swaps	—	3	—	—
Total liabilities	$1,701	$1,802	$26	$11

Derivative Assets and Liabilities, Eligible for Offsetting [Table Text Block]
The gross and net amounts of derivative assets and liabilities were as follows (in millions):

	Fair Value of Assets		Fair Value of Liabilities
	September 30, 2015	September 30, 2014	September 30, 2015	September 30, 2014
Gross amount recognized	$233	$243	$1,727	$1,813
Gross amount eligible for offsetting	(8)	(11)	(8)	(11)
Net amount	$225	$232	$1,719	$1,802

Location and Amount of Gains and Losses Gross of Tax on Derivative Instruments and Related Hedge Items
The following tables present the location and amount of the effective portion of gains and losses gross of tax on derivative instruments and related hedge items reclassified from AOCI into the Company’s consolidated statements of income for the fiscal years ended September 30, 2015 and 2014 and amounts recorded in AOCI net of tax in the consolidated statements of financial position (in millions):

	Location of Gain (Loss) Reclassified from AOCI into Income	Amount of Gain (Loss) Reclassified from AOCI into Income
Derivatives in ASC 815 Cash Flow Hedging Relationships		Year Ended September 30,
		2015	2014
Foreign currency exchange derivatives	Cost of sales	$1	$(2)
Commodity derivatives	Cost of sales	(11)	1
Forward treasury locks	Net financing charges	1	1
Total		$(9)	$—

Derivatives in ASC 815 Cash Flow Hedging Relationships	Amount of Gain (Loss) Recognized in AOCI on Derivative
	September 30, 2015	September 30, 2014
Foreign currency exchange derivatives	$(5)	$—
Commodity derivatives	(7)	(2)
Forward treasury locks	5	6
Total	$(7)	$4

	Location of Gain (Loss) Recognized in Income on Derivative	Amount of Gain (Loss) Recognized in Income on Derivative
Derivatives in ASC 815 Fair Value Hedging Relationships		Year Ended September 30,
		2015	2014	2013
Interest rate swap	Net financing charges	$7	$5	$(2)
Fixed rate debt swapped to floating	Net financing charges	(7)	(5)	2
Total		$—	$—	$—

	Location of Gain (Loss) Recognized in Income on Derivative	Amount of Gain (Loss) Recognized in Income on Derivative
Derivatives Not Designated as Hedging Instruments under ASC 815		Year Ended September 30,
		2015	2014	2013
Foreign currency exchange derivatives	Cost of sales	$(3)	$1	$(8)
Foreign currency exchange derivatives	Net financing charges	(12)	18	25
Foreign currency exchange derivatives	Provision for income taxes	—	—	(5)
Equity swap	Selling, general and administrative	(9)	(1)	65
Total		$(24)	$18	$77